Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 18, 2022
Balance (in Shares) at Jan. 18, 2022
Founder shares issued to initial stockholder		$ 244	24,756		25,000
Founder shares issued to initial stockholder (in Shares)		2,443,750
Sale of public units through public offering	$ 978		97,749,022		97,750,000
Sale of public units through public offering (in Shares)	9,775,000
Sale of private placement shares	$ 50		4,988,700		4,988,750
Sale of private placement shares (in Shares)	498,875
Issuance of representative shares	$ 6		72,169		72,175
Issuance of representative shares (in Shares)	60,000
Offering costs			(5,966,117)		(5,966,117)
Reclassification of common stock subject to redemption	$ (978)		(95,422,572)		(95,423,550)
Reclassification of common stock subject to redemption (in Shares)	(9,775,000)
Allocation of offering costs to common stock subject to redemption			5,824,123		5,824,123
Remeasurement of carrying value to redemption value			(7,270,081)	(3,202,818)	(10,472,899)
Additional amount deposited into trust for extensions
Excise tax payable attributable to redemption
Net Income				404,616	404,616
Balance at Dec. 31, 2022	$ 56	$ 244		(2,798,202)	(2,797,902)
Balance (in Shares) at Dec. 31, 2022	558,875	2,443,750
Remeasurement of carrying value to redemption value				(2,478,740)	(2,478,740)
Additional amount deposited into trust for extensions				(1,677,500)	(1,677,500)
Excise tax payable attributable to redemption				(502,251)	(502,251)
Net Income				1,336,935	1,336,935
Balance at Dec. 31, 2023	$ 56	$ 244		$ (6,119,758)	$ (6,119,458)
Balance (in Shares) at Dec. 31, 2023	558,875	2,443,750